Business combinations (Details)			12 Months Ended
	May 02, 2024	Nov. 25, 2019	Dec. 31, 2024	Dec. 31, 2023
Trinks servicos de internet sa [Member]
Disclosure of detailed information about business combination [line items]
Group's equity interest	100.00%	19.90%	100.00%	19.90%
Not later than one year [member]
Disclosure of detailed information about business combination [line items]
Period for the valuation and frequently evaluates the acquired assets and the assumed liabilities, after the acquisition			12 months